Commitments and Contingencies (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Beginning balance, January 1, 2014
Charged to cost of revenues	22,000
Usage
Ending balance, June 30, 2014	$ 22,000